Share-Based Compensation (Details) - Schedule of fair value of the options under the Black-Scholes option pricing model	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of fair value of the options under the Black-Scholes option pricing model [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility of the share prices (%)
Risk-free interest rate (%)
Expected life of share options (years)		10 years
Bottom of range [member]
Share-Based Compensation (Details) - Schedule of fair value of the options under the Black-Scholes option pricing model [Line Items]
Expected volatility of the share prices (%)		84.54%
Risk-free interest rate (%)		0.69%
Top of range [member]
Share-Based Compensation (Details) - Schedule of fair value of the options under the Black-Scholes option pricing model [Line Items]
Expected volatility of the share prices (%)		87.53%
Risk-free interest rate (%)		1.85%